Property and Equipment, net (Details Narrative) - USD ($) $ in Thousands	2 Months Ended	3 Months Ended		4 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended
	Mar. 14, 2023	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2023	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Successor [Member]
Depreciation and amortization expense		$ 22	$ 24	$ 28	$ 44	$ 75
Predecessor [Member]
Depreciation and amortization expense	$ 19						$ 119